Condensed Statement of Changes in Shareholders’ Deficit (Unaudited) - 12 months ended Dec. 31, 2021 - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Dec. 31, 2020	$ (9,672)
Issuance of Class B ordinary shares to Sponsor	25,000	$ 24,641			$ 359
Issuance of Class B ordinary shares to Sponsor (in Shares)					3,593,750
Sale of 7,250,000 Private Placement warrants	7,226,565	7,226,565
Issuance of 143,750 shares to underwriters’ representative	1,437,500	1,437,486		$ 14
Issuance of 143,750 shares to underwriters’ representative (in Shares)				143,750
Accretion of Class A ordinary shares carrying value to redemption value	(17,824,049)	(13,662,395)	$ (4,161,654)
Net loss	(372,974)		(372,974)
Balance at Dec. 31, 2021	$ (4,543,927)	$ 0	$ (4,544,300)	$ 14	$ 359
Balance (in Shares) at Dec. 31, 2021				143,750	3,593,750